LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 4,393	$ 3,714	$ 7,125
Contingent operating lease income	$ 3,111	449	1,638
Operating leases - as lessor, last expiry date	2035-12
Amount of reduction in lease income as a result of the rent concessions	$ 41	$ 198	$ 0
Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Estimated Lease Term	40 years
Renewable contract term	10 years
Initial contract term (in years)	25 years